Accounts Receivable, net	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounts Receivable, net
Accounts Receivable, net

Note E — Accounts Receivable, net

The accounts receivable balance is composed as follows:

	Successor
	June 30,	December 31,
	2021	2020
Accounts Receivable, net
Billed receivables	$10,735	$5,352
Unbilled receivables	1,743	705
Total	$12,478	$6,057

Accounts receivable are recorded for amounts to which the Company is entitled and has invoiced to the customer. Allowance for doubtful accounts was not material in any period and therefore not presented in the financial statements. The Company identified a portion of accounts receivable that was unbilled to the customer at June 30, 2021 and at December 31, 2020 but was subsequently invoiced in July 2021 and January 2021, respectively.

Note E – Accounts Receivable, net

The accounts receivable balance is composed as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Accounts Receivable, net:
Billed receivables	$5,352	$6
Unbilled receivables	705	—
Total	$6,057	$6

Accounts receivable are recorded for amounts to which the Company is entitled and has invoiced to the customer. Allowance for doubtful accounts was not material in any period and therefore not presented on the face of the financial statements. The Company identified a portion of accounts receivable that were unbilled to the customer at December 31, 2020 (Successor) but was subsequently invoiced in January 2021.